Details of treasury and other financial risks - Text Details (Detail) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 EUR (€)
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Cash and cash equivalents	[2]	€ 1,425.0	[1]	€ 1,688.0	[1]	€ 1,939.0	[1]			€ 2,334.0
Short-term deposits, classified as cash equivalents		884.0		1,174.0
Other non-current financial assets		248.0		360.0		587.0
Contractual capital commitments		61.0		86.0
Accounts payable known to have been sold onwards under supplier finance arrangements		€ 212.0
Information about potential exposure to future cash outflows not reflected in measurement of lease liability		EUR 50 million
Information about exposure arising from leases not yet commenced to which lessee is committed		EUR 99 million
Minimum payments under sale-and-leaseback arrangements		€ 108.0		110.0
Discounted unguaranteed residual value of assets subject to finance lease		€ 0.7		0.7
Hedge tenor of net anticipated exposure		15
Net anticipated exposures hedge layer size		20.00%
Net anticipated exposures hedge maximum		80.00%
Equity		€ 12,625.0	[1]	12,117.0	[1]	12,023.0	[1]			13,453.0
Gain (loss) on hedge ineffectiveness recognised in profit or loss		0.0		0.2
Net fair value of transactional hedges		€ (26.0)
Increase in the value of the EUR against all currencies		10.00%
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR		€ (154.0)
Impact on income statement following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies		12.0
Impact on equity following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies		142.0
Other comprehensive income, before tax, exchange differences on translation		218.0		383.0		(1,177.0)
Cross-currency interest rate swaps nominal value | $								$ 500	$ 1,100
Fair value liability of cross-currency interest rate swaps designated as net investment hedges		123.0		246.0
External bond funding for a nominal value designated as net investment hedges | $								$ 1,473	$ 1,473
External bond funding book value designated as net investment hedges		(1,328.0)		1,290.0
Net fair value of financing derivatives		123.0		246.0
Change in the value of derivatives following a 10% increase in the value of the EUR against all currencies		7.0		63.0
Borrowings	[1]	5,447.0		4,821.0		4,715.0
Non-current portion of non-current borrowings	[1]	4,939.0	[3]	3,427.0	[3]	4,044.0
Current borrowings and current portion of non-current borrowings	[1]	€ 508.0	[3]	€ 1,394.0	[3]	672.0
Ratio of fixed-rate long-term debt to total outstanding debt		87.00%		67.00%				87.00%	67.00%
Borrowings, maturity		8.0
Instantaneous increase or decrease in long-term interest rates		1.00%
Financial assets, at fair value		€ 324.0		€ 817.0
Threshold of cash and short term deposits with A- credit rating		10.0
Captive retained per claim for general, product and professional liability claims		5.0
Captive retained per claim for general, product and professional liability claims, aggregate		10.0
Bottom of range [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Policy deductibles per occurrence		0.3
Top of range [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Policy deductibles per occurrence		5.0
CHINA
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		1,400.0
UNITED KINGDOM
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		681.0
INDIA | Bottom of range [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		300.0
INDIA | Top of range [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		500.0
JAPAN
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		690.0
NETHERLANDS
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		1,700.0
Other countries [Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		500.0
UNITED STATES
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Country risk exposure		11,400.0
United States of America, Dollars
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR		(85.0)		(75.0)
Change in the value of derivatives following a 10% increase in the value of the EUR against all currencies				79.0
Change in the value of derivatives following a 10% increase in the value of a currency against EUR		53.0
Cash flow hedges [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss		(0.8)		0.0
Change in value of forward elements of forward contracts and time value of options[Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Equity		(19.0)
Reserve of cash flow hedges [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Equity		(24.0)		(10.0)		€ 23.0				€ 10.0
Level 1 of fair value hierarchy [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Financial assets, at fair value		15.0		476.0
Level 1 of fair value hierarchy [member] | Signify Member
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		435.0
Level 1 of fair value hierarchy [member] | Equity investments [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Other non-current financial assets		15.0
Financial assets, at fair value		15.0		476.0
Level 2 and 3 of fair value hierarchy [member] | Equity investments [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Financial assets measured at fair value through other comprehensive income				€ 37.0
Royal Philips NV [Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Commercial Paper Program | $								$ 2,500
Undrawn borrowing facilities		€ 1,000.0

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[3]	Includes the impact of IFRS 16 lease accounting following its adoption as of January 1, 2019. For more details refer to the Significant accounting policies.